Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000166149 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term TIPS Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BIIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 632,818,635
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$632,818,635
Number of Portfolio Holdings	27
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.9%
2-3 Years	27.2%
3-4 Years	26.4%
4-5 Years	22.5%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

C000166148 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term TIPS Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[2]
Net Assets	$ 632,818,635
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$632,818,635
Number of Portfolio Holdings	27
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.9%
2-3 Years	27.2%
3-4 Years	26.4%
4-5 Years	22.5%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

C000166150 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term TIPS Bond Index Fund
Class Name	Class K Shares
Trading Symbol	BKIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
Net Assets	$ 632,818,635
Holdings Count | Holding	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$632,818,635
Number of Portfolio Holdings	27
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.9%
2-3 Years	27.2%
3-4 Years	26.4%
4-5 Years	22.5%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.

C000195948 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[4]
Net Assets	$ 212,797,664
Holdings Count | Holding	307
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000195947 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[5]
Net Assets	$ 212,797,664
Holdings Count | Holding	307
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000201952 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Investor P Shares
Trading Symbol	BIDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[6]
Net Assets	$ 212,797,664
Holdings Count | Holding	307
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000195949 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Municipal Bond Index Fund
Class Name	Class K Shares
Trading Symbol	BIDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
Net Assets	$ 212,797,664
Holdings Count | Holding	307
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.